Organization and principal activities - Additional information (Detail) - IPO [Member] $ in Millions	Jul. 17, 2019 USD ($) shares
Shares Issued	4,492,473
Net Issue Proceeds | $	$ 497.3
American Depositary Shares [Member]
Shares Issued	44,924,730